Discontinued Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2024 CNY (¥)	Aug. 31, 2024 USD ($)	Aug. 31, 2023 CNY (¥)	Aug. 31, 2023 USD ($)	Aug. 31, 2022 CNY (¥)
Discontinued Operations [Line Items]
Disposals for an aggregate consideration	¥ 42,771
Gain on the disposal of subsidiaries	4,725	$ 666
Equity contribution on the disposal	69,213
Depreciation expenses	2,978		¥ 5,405		¥ 2,679
Amortaizion periods			10 years	10 years	10 years
Amortization expenses intangible assets	7,128		¥ 10,575		¥ 12,622
Impairment loss on goodwill	593,748	83,744	147,116		419,805
Impairment loss	258,326	$ 36,435	2,052		113,385
Cash invested					40,065
Cash received from continuing operations	¥ 76,491		13,683
Total cash consideration			12,741		12,708
Acquired non-controlling interests			27,763		43,582
Additional paid in capital			154		525
Chengdu Yinzhe and Elan Reporting Units [Member]
Discontinued Operations [Line Items]
Minority interest	100.00%	100.00%
Minimum [Member]
Discontinued Operations [Line Items]
Amortaizion periods	6 years	6 years
Maximum [Member]
Discontinued Operations [Line Items]
Amortaizion periods	8 years	8 years
Beijing Huanxue Tianxia International Travel Limited [Member]
Discontinued Operations [Line Items]
Disposal group including equity interest percentage	100.00%	100.00%
Jiangxi Leti Camp Education Technology Co., Ltd [Member]
Discontinued Operations [Line Items]
Disposal group including equity interest percentage	60.00%	60.00%
Shanghai Huodai Business Information Consulting Co., Ltd [Member]
Discontinued Operations [Line Items]
Disposal group including equity interest percentage	60.00%	60.00%
Chengdu Yinzhe Education and Technology Co., Ltd [Member]
Discontinued Operations [Line Items]
Disposal group including equity interest percentage	90.00%	90.00%
Guangzhou Elan Culture Consulting Service Co., Ltd [Member]
Discontinued Operations [Line Items]
Disposal group including equity interest percentage	100.00%	100.00%
Discontinued Operations [Member]
Discontinued Operations [Line Items]
Depreciation expenses	¥ 10,106		15,980		15,301
Cash received from continuing operations			17,275		39,990
Cash repaid to continuing operations	¥ 56,792
Acquired non-controlling interests			19,886		12,183
Noncontrolling Interest [Member]
Discontinued Operations [Line Items]
Acquired non-controlling interests					¥ 6,798
Chengdu Yinzhe [Member]
Discontinued Operations [Line Items]
Acquired additional equity interests	90.00%	90.00%	90.00%		5.00%
Acquired non-controlling interests			¥ 12,895		¥ 12,183
Chengdu Yinzhe [Member] | Noncontrolling Interest [Member]
Discontinued Operations [Line Items]
Acquired additional equity interests			5.00%
Linsititue [Member]
Discontinued Operations [Line Items]
Acquired additional equity interests			9.00%
Total cash consideration			¥ 15,022
Acquired non-controlling interests | $				$ 6,991
Additional paid in capital			¥ 8,031
Chengdu Yinzhe [Member]
Discontinued Operations [Line Items]
Impairment loss on goodwill	¥ 101,640
Discount rate, percentage			18.00%	18.00%
Growth rate, percentage			2.00%	2.00%
Leti [Member]
Discontinued Operations [Line Items]
Discount rate, percentage			25.00%	25.00%
Growth rate, percentage			2.00%	2.00%
Linsititue [Member]
Discontinued Operations [Line Items]
Impairment loss on goodwill	¥ 31,382
Percentage of equity interest	60.00%	60.00%	60.00%	60.00%
Elan [Member]
Discontinued Operations [Line Items]
Impairment loss on goodwill	¥ 38,744
Chengdu Yinzhe [Member]
Discontinued Operations [Line Items]
Impairment loss on goodwill			¥ 39,840
Leti [Member]
Discontinued Operations [Line Items]
Impairment loss on goodwill			¥ 20,874